Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Investments in Associates and Joint Ventures
12.	Investments in Associates and Joint Ventures

(1)	Investments in associates and joint ventures accounted for using the equity method as of December 31, 2017 and 2016 are as follows:

(In millions of won)
		December 31, 2017			December 31, 2016
	Country	Ownership (%)	Carrying amount		Ownership (%)	Carrying amount
Investments in associates:
SK China Company Ltd.(*1)	China	27.3	￦	526,099	9.6	￦	46,354
Korea IT Fund(*2)	Korea	63.3		257,003	63.3		263,850
KEB HanaCard Co., Ltd.(*3)	Korea	15.0		280,988	15.0		265,798
NanoEnTek, Inc.	Korea	28.5		38,718	28.5		39,514
SK Industrial Development China Co., Ltd.(*1)	Hong Kong	—		—	21.0		74,717
SK Technology Innovation Company	Cayman Islands	49.0		42,511	49.0		47,488
HappyNarae Co., Ltd.(*4)	Korea	45.0		21,873	42.5		17,236
SK hynix Inc.	Korea	20.1		8,130,000	20.1		6,132,122
SK MENA Investment B.V.	Netherlands	32.1		13,853	32.1		15,451
SKY Property Mgmt. Ltd.(*1)	Virgin Island	—		—	33.0		263,225
S.M. Culture & Contents Co., Ltd.(*5)	Korea	23.4		64,966	—		—
Xian Tianlong Science and Technology Co., Ltd.	China	49.0		25,891	49.0		25,880
Daehan Kanggun BcN Co., Ltd. and others	—	—		96,479	—		115,181

Sub-total				9,498,381			7,306,816

Investments in joint ventures:
Dogus Planet, Inc.(*6)	Turkey	50.0		13,991	50.0		20,081
PT XL Planet Digital(*7)	Indonesia	—		—	50.0		27,512
Finnq Co., Ltd.(*8)	Korea	49.0		16,474	49.0		24,174
Celcom Planet and others	—	—		9,592	—		25,740

Sub-total				40,057			97,507

Total			￦	9,538,438		￦	7,404,323

(*1)

During the year ended December 31, 2017, the Group contributed its shares in SKY Property Mgmt. Ltd. and SK Industrial Development China Co., Ltd., both equity method investees of the Group, to SK China Company Ltd., and participated in SK China Company Ltd.’s rights issue amounting to USD 100,000,000, which resulted in Group’s acquiring 8,101,884 and 2,107,037 shares of SK China Company Ltd., respectively. This investment in associates acquired through this contribution in kind transaction was measured at fair value.

(*2)	Investment in Korea IT Fund was classified as investment in associates as the Group does not have control over Korea IT Fund under the contractual agreement with other shareholders.

(*3)	This investment was classified as investments in associates as the Group can exercise significant influence through its right to appoint the members of board of directors even though the Group has less than 20% of equity interests.

(*4)	The Group acquired 40,000 shares of HappyNarae Co., Ltd. at ￦17,212 per share during the year ended December 31, 2017.

(*5)	During the year ended December 31, 2017, the Group subscribed to a third-party allocation of new shares of 22,033,898 by S.M. Culture & Contents Co., Ltd. at ￦65,341 million in cash.

(*6)	The investment is held by SK Planet Co., Ltd.

(*7)	PT XL Planet Digital was disposed during the year ended December 31, 2017.

(*8)	Investment in Finnq Co., Ltd. was classified as investment in joint venture as the Group has joint control pursuant to the agreement with the other shareholders.

(2)	The market price of investments in listed associates as of December 31, 2017 and 2016 are as follows:

(In millions of won, except for share data)
	December 31, 2017				December 31, 2016
	Market value per share (in won)		Number of shares	Fair value	Market value per share (in won)	Number of shares	Fair value
NanoEnTek, Inc.	￦	5,950	6,960,445	41,415	5,020	6,960,445	34,941
SK hynix Inc.		76,500	146,100,000	11,176,650	44,700	146,100,000	6,530,670
S.M. Culture & Contents Co., Ltd.		2,700	22,033,898	59,492	—	—	—

(3)	The financial information of significant associates as of December 31, 2017 and 2016 and for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
	As of December 31, 2017
	SK hynix Inc.(*)		KEB HanaCard Co., Ltd. (*)	SK China Company Ltd. (*)
Current assets	￦	17,310,444	7,339,492	729,872
Non-current assets		28,108,020	220,258	1,031,647
Current liabilities		8,116,133	1,181,746	81,161
Non-current liabilities		3,481,412	4,861,842	64,717

	2017
Revenue		30,109,434	1,519,607	69,420
Profit for the year		10,642,219	106,352	11,492
Other comprehensive income (loss)		(422,042)	(984)	27,190
Total comprehensive income		10,220,177	105,368	38,682

(*)	The financial information of SK hynix Inc., KEB HanaCard Co., Ltd., and SK China Company Ltd. are consolidated financial information.

(In millions of won)
	As of December 31, 2016
	SK hynix Inc.(*)		KEB HanaCard Co., Ltd.(*)
Current assets	￦	9,838,982	6,868,387
Non-current assets		22,377,044	239,758
Current liabilities		4,160,849	1,219,327
Non-current liabilities		4,031,647	4,476,979

	2016
Revenue		17,197,975	1,413,077
Profit for the year		2,960,483	75,595
Other comprehensive income (loss)		28,844	(154)
Total comprehensive income		2,989,327	75,441

(*)	The financial information of SK hynix Inc. and KEB HanaCard Co., Ltd. are consolidated financial information.

(In millions of won)
	SK hynix Inc.		KEB HanaCard Co., Ltd.
	2015
Revenue	￦	18,797,998	1,472,830
Profit for the year		4,323,595	10,119
Other comprehensive income (loss)		40,215	(547)
Total comprehensive income		4,363,810	9,572

(4)	The condensed financial information of joint ventures as of December 31, 2017 and 2016 and for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
	Dogus Planet, Inc.		Finnq Co., Ltd.
	As of December 31, 2017
Current assets	￦	39,656	32,232
Cash and cash equivalents		25,818	4,590
Non-current assets		21,159	15,610
Current liabilities		32,622	5,685
Accounts payable, other payables and provision		2,743	2,290
Non-current liabilities		212	13,862

	2017
Revenue		82,791	—
Depreciation and amortization		(6,152)	(1,077)
Interest income		781	532
Interest expense		(4)	(276)
Loss for the year		(4,535)	(15,699)
Total comprehensive loss		(4,535)	(15,699)

(In millions of won)
	Dogus Planet, Inc.		PT XL Planet Digital	Finnq Co., Ltd.
	As of December 31, 2016
Current assets	￦	46,433	20,077	48,699
Cash and cash equivalents		45,839	14,985	48,408
Non-current assets		20,218	50,765	673
Current liabilities		26,417	14,513	138
Accounts payable, other payables and provision		1,971	10,306	15
Non-current liabilities		72	1,305	784

	2016
Revenue		53,864	9,492	—
Depreciation and amortization		(5,299)	(940)	(12)
Interest income		394	267	182
Interest expense		(2,139)	—	—
Income tax benefit		—	51	—
Loss for the year		(22,017)	(49,438)	(829)
Total comprehensive loss		(22,017)	(49,438)	(829)

(In millions of won)
	Dogus Planet, Inc.		PT. Melon Indonesia	PT XL Planet Digital
	2015
Revenue	￦	38,944	17,094	5,536
Depreciation and amortization		(5,318)	(132)	(2,746)
Interest income		465	288	525
Income tax benefit		—	—	7,025
Profit (Loss) for the year		(32,713)	1,853	(21,381)
Total comprehensive income (loss)		(32,713)	1,853	(21,381)

(5)	Reconciliations of financial information of significant associates to carrying amounts of investments in associates in the consolidated financial statements as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
Associates:
SK hynix Inc.(*1,2)	￦	33,814,467	20.1	6,997,560	1,132,440	8,130,000
KEB HanaCard Co., Ltd.		1,516,162	15.0	227,424	53,564	280,988
SK China Company Ltd.(*1)		1,612,899	27.3	439,857	86,242	526,099

(In millions of won)
	December 31, 2016
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
Associates:
SK hynix Inc.(*1,2)	￦	24,016,955	20.1	4,970,267	1,161,855	6,132,122
KEB HanaCard Co., Ltd.		1,411,839	15.0	211,776	54,022	265,798

(*1)	Net assets of these entities represent net assets excluding those attributable to their non-controlling interests.

(*2)	The ownership interest is based on the number of shares owned by the Parent Company as divided by the total shares issued by the investee company. The Group applied the equity method using the effective ownership interest of 20.69% which is based on the number of shares owned by the Parent Company and the total issued shares outstanding less investee’s treasury shares.

(6)	Details of the changes in investments in associates and joint ventures accounted for using the equity method for the years ended December 31, 2017 and 2016 are as follows:

(In millions of won)	2017
	Beginning balance		Acquisition and disposition	Share of profit (loss)	Other compre- hensive income (loss)	Impair- ment loss	Other increase (decrease)	Ending balance
Investments in associates
SK China Company Ltd.(*1)	￦	46,354	113,803	2,707	(36,783)	—	400,018	526,099
Korea IT Fund(*2)		263,850	—	(8,815)	3,371	—	(1,403)	257,003
KEB HanaCard Co., Ltd.		265,798	—	15,494	(304)	—	—	280,988
NanoEnTek, Inc.		39,514	—	(733)	(63)	—	—	38,718
SK Industrial Development China Co., Ltd.(*1)		74,717	—	5,154	(1,092)	—	(78,779)	—
SK Technology Innovation Company		47,488	—	433	(5,410)	—	—	42,511
HappyNarae Co., Ltd.		17,236	688	3,929	20	—	—	21,873
SK hynix Inc.(*2)		6,132,122	—	2,175,887	(90,349)	—	(87,660)	8,130,000
SK MENA Investment B.V.		15,451	—	131	(1,729)	—	—	13,853
SKY Property Mgmt. Ltd.(*1)		263,225	—	2,362	1,141	—	(266,728)	—
S.M. Culture & Contents Co., Ltd.		—	65,341	(375)	—	—	—	64,966
Xian Tianlong Science and Technology Co., Ltd.		25,880	—	11	—	—	—	25,891
Daehan Kanggun BcN Co., Ltd. and others(*2)		115,181	(1,306)	(6,924)	(2,723)	(1,311)	(6,438)	96,479

Sub-total		7,306,816	178,526	2,189,261	(133,921)	(1,311)	(40,990)	9,498,381

Investments in joint ventures
Dogus Planet, Inc.		20,081	2,162	(2,267)	(5,985)	—	—	13,991
PT XL Planet Digital(*3)		27,512	(18,864)	(8,648)	—	—	—	—
Finnq Co., Ltd		24,174	—	(7,691)	(9)	—	—	16,474
Celcom Planet and others		25,740	—	(6,228)	(833)	—	(9,087)	9,592

Sub-total		97,507	(16,702)	(24,834)	(6,827)	—	(9,087)	40,057

Total	￦	7,404,323	161,824	2,164,427	(140,748)	(1,311)	(50,077)	9,538,438

(*1)	Other increase (decrease) is due to merger of SK China Company Ltd., SK Industrial Development China Co., Ltd. and SKY Property Mgmt. Ltd.

(*2)	Dividends received from the associates are deducted from the carrying amount during the year ended December 31, 2017.

(*3)	During the year ended December 31, 2017, the Group disposed the shares of PT XL Planet Digital and recognized loss on disposal of ￦27,900 million.

(In millions of won)
	2016
	Beginning balance		Acquisition and disposition	Share of profit (loss)	Other compre- hensive income (loss)	Impair- ment loss	Other increase (decrease)	Ending balance
Investments in associates
SK China Company Ltd.	￦	43,814	—	2,257	283	—	—	46,354
Korea IT Fund(*1)		260,456	—	14,864	(5,388)	—	(6,082)	263,850
KEB HanaCard Co., Ltd.		254,177	—	11,658	(37)	—	—	265,798
Candle Media Co., Ltd.		20,144	(18,860)	(673)	(611)	—	—	—
NanoEnTek, Inc.		45,008	—	(3,950)	(1,544)	—	—	39,514
SK Industrial Development China Co., Ltd.		86,324	—	(6,298)	(5,309)	—	—	74,717
SK Technology Innovation Company		45,891	—	162	1,435	—	—	47,488
HappyNarae Co., Ltd.		17,095	—	240	(99)	—	—	17,236
SK hynix Inc.(*1)		5,624,493	—	572,086	8,593	—	(73,050)	6,132,122
SK MENA Investment B.V.		14,929	—	63	459	—	—	15,451
SKY Property Mgmt. Ltd.		251,166	—	16,066	(4,007)	—	—	263,225
Xian Tianlong Science and Technology Co., Ltd.		25,767	—	113	—	—	—	25,880
Daehan Kanggun BcN Co., Ltd. and others		161,058	(26,798)	(13,179)	754	(6,972)	318	115,181

Sub-total		6,850,322	(45,658)	593,409	(5,471)	(6,972)	(78,814)	7,306,816

Investments in joint ventures
Dogus Planet, Inc.		15,118	18,722	(11,008)	(2,751)	—	—	20,081
PT. Melon Indonesia(*2)		4,339	(3,488)	918	(1,769)	—	—	—
PT XL Planet Digital		23,108	29,123	(24,719)	—	—	—	27,512
Finnq Co., Ltd		—	24,580	(406)	—	—	—	24,174
Celcom Planet and others		3,406	43,769	(21,435)	—	—	—	25,740

Sub-total		45,971	112,706	(56,650)	(4,520)	—	—	97,507

Total	￦	6,896,293	67,048	536,759	(9,991)	(6,972)	(78,814)	7,404,323

(*1)	Dividends received from the associate are deducted from the carrying amount during the year ended December 31, 2016.

(*2)	During the year ended December 31, 2016, the Group disposed of all shares of PT. Melon Indonesia and recognized gain on disposal of ￦11,634 million.

(7)	The Group discontinued the application of equity method to the following investees due to their carrying amounts being reduced to zero. The details of cumulative unrecognized equity method losses as of December 31, 2017 are as follows:

(In millions of won)
	Unrecognized loss (profit)			Unrecognized change in equity
	Year ended December 31, 2017		Cumulative loss	Year ended December 31, 2017	Cumulative loss
Wave City Development Co., Ltd.	￦	(1,190)	2,100	—	—
Daehan Kanggun BcN Co., Ltd. and others		(5,475)	5,316	—	365

	￦	(6,665)	7,416	—	365